CONSOLIDATED CONDENSED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Consolidated Balance Sheets
Accounts receivable, reserve (in dollars)	$ 4,592	$ 4,597	$ 4,795	$ 942	$ 776
Common stock, par value (in dollars per share)	$ 0.10	$ 0.10	$ 0.10
Common stock, shares authorized	160,000,000	160,000,000	160,000,000
Common stock, shares issued	110,846,112	110,508,605	108,738,577
Common stock, shares outstanding	107,654,499	108,232,284	106,716,970
Preferred stock, no par value (in dollars per share)	$ 0	$ 0	$ 0
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0